Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]	lmgamt_SupplementTextBlock
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MAY 8, 2015

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED MARCH 1, 2015, OF

CLEARBRIDGE SPECIAL INVESTMENT TRUST

This supplement announces a name change and revised investment policy for ClearBridge Special Investment Trust, each effective August 1, 2015. The fund’s investment objective is unchanged.

Effective August 1, 2015, the following supplements and replaces any information to the contrary in the Summary Prospectus, Prospectus and Statement of Additional Information:

The fund will be renamed ClearBridge Small Cap Fund.

Effective August 1, 2015, the following replaces the section of the Summary Prospectus and Prospectus titled “Principal investment strategies”:

Under normal circumstances, the fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in common stocks and other equity securities of small capitalization companies or in other investments that the Portfolio Manager believes have similar economic characteristics. The fund may invest up to 20% of its net assets in equity securities of companies with larger market capitalizations. Under normal circumstances, the fund’s investments may include equity securities of companies that the portfolio managers consider to be “special situations,” at the time of purchase. The portfolio managers define special situations as companies undergoing unusual or possibly one-time developments that, in the opinion of the portfolio managers, make them attractive for investment. The fund will not invest more than 20% of its total assets in securities of companies that, at the time of investment, are involved in reorganizations or restructurings in connection with bankruptcy proceedings. The portfolio managers follow a value discipline in selecting securities, and therefore seek to purchase securities at discounts to the portfolio managers’ assessment of their intrinsic value. The fund may invest in foreign equity securities, including securities of emerging market issuers.

ClearBridge Special Investment Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MAY 8, 2015

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED MARCH 1, 2015, OF

CLEARBRIDGE SPECIAL INVESTMENT TRUST

This supplement announces a name change and revised investment policy for ClearBridge Special Investment Trust, each effective August 1, 2015. The fund’s investment objective is unchanged.

Effective August 1, 2015, the following supplements and replaces any information to the contrary in the Summary Prospectus, Prospectus and Statement of Additional Information:

The fund will be renamed ClearBridge Small Cap Fund.

Effective August 1, 2015, the following replaces the section of the Summary Prospectus and Prospectus titled “Principal investment strategies”:

Under normal circumstances, the fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in common stocks and other equity securities of small capitalization companies or in other investments that the Portfolio Manager believes have similar economic characteristics. The fund may invest up to 20% of its net assets in equity securities of companies with larger market capitalizations. Under normal circumstances, the fund’s investments may include equity securities of companies that the portfolio managers consider to be “special situations,” at the time of purchase. The portfolio managers define special situations as companies undergoing unusual or possibly one-time developments that, in the opinion of the portfolio managers, make them attractive for investment. The fund will not invest more than 20% of its total assets in securities of companies that, at the time of investment, are involved in reorganizations or restructurings in connection with bankruptcy proceedings. The portfolio managers follow a value discipline in selecting securities, and therefore seek to purchase securities at discounts to the portfolio managers’ assessment of their intrinsic value. The fund may invest in foreign equity securities, including securities of emerging market issuers.